Parametric

Commodity Strategy Fund

March 31, 2020

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 101.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Obligations — 94.5%
U.S. Treasury Bill, 0.00%, 5/21/20(1)	$6,000	$5,999,289
U.S. Treasury Bill, 0.00%, 6/18/20	14,500	14,496,733
U.S. Treasury Bill, 0.00%, 7/16/20	21,500	21,494,302
U.S. Treasury Bill, 0.00%, 7/30/20	18,000	17,993,685
U.S. Treasury Bill, 0.00%, 8/13/20(1)	42,400	42,384,968
U.S. Treasury Bill, 0.00%, 9/10/20(1)	20,800	20,788,160
U.S. Treasury Bill, 0.00%, 10/8/20	29,500	29,481,862
U.S. Treasury Bill, 0.00%, 11/5/20(1)	38,035	38,012,486
U.S. Treasury Bill, 0.00%, 12/3/20(1)	8,855	8,849,479
U.S. Treasury Bill, 0.00%, 12/31/20(1)	58,400	58,350,328

Total U.S. Treasury Obligations (identified cost $255,927,437)		$257,851,292

Other — 6.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	18,357,557	$18,350,214

Total Other (identified cost $18,349,251)		$18,350,214

Total Short-Term Investments (identified cost $274,276,688)		$276,201,506

Total Investments — 101.2% (identified cost $274,276,688)		$276,201,506

Other Assets, Less Liabilities — (1.2)%		$(3,269,328)

Net Assets — 100.0%		$272,932,178

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	145	Long	5/29/20	$4,300,700	$(2,753,220)
Cocoa	223	Long	7/16/20	5,037,570	(837,350)
Coffee	230	Long	7/21/20	10,380,188	(4,448)
Copper	168	Long	7/29/20	9,380,700	(1,488,432)
Corn	567	Long	7/14/20	9,809,100	(1,041,863)
Cotton No. 2	186	Long	7/9/20	4,733,700	(1,188,550)
Feeder Cattle	42	Long	8/27/20	2,706,900	(312,187)
Gold	121	Long	6/26/20	19,318,860	338,276
Hard Red Winter Wheat	104	Long	7/14/20	2,597,400	178,100
Lean Hogs	176	Long	6/12/20	4,246,880	(1,204,074)
Live Cattle	278	Long	6/30/20	10,238,740	(2,086,243)
LME Copper	81	Long	4/9/20	10,010,081	(2,427,469)
LME Copper	86	Long	5/18/20	10,634,975	(1,668,831)
LME Copper	83	Long	6/17/20	10,272,806	(1,530,313)
LME Lead	129	Long	4/9/20	5,609,081	(589,369)
LME Lead	132	Long	5/18/20	5,751,900	(260,475)
LME Lead	129	Long	6/15/20	5,619,563	(257,194)
LME Nickel	155	Long	4/9/20	10,641,990	(2,186,910)
LME Nickel	163	Long	5/18/20	11,212,281	(1,638,693)
LME Nickel	157	Long	6/15/20	10,813,689	(1,139,349)
LME Primary Aluminum	540	Long	4/9/20	20,270,250	(4,512,375)
LME Primary Aluminum	582	Long	5/18/20	22,032,338	(2,984,288)
LME Primary Aluminum	550	Long	6/17/20	20,934,375	(2,846,250)
LME Tin	37	Long	4/9/20	2,714,320	(402,375)
LME Tin	38	Long	5/18/20	2,782,930	(365,125)
LME Tin	35	Long	6/15/20	2,557,975	(405,475)
LME Zinc	214	Long	4/9/20	10,152,963	(2,280,438)
LME Zinc	235	Long	5/18/20	11,177,188	(1,768,231)
LME Zinc	240	Long	6/15/20	11,428,500	(471,000)
Low Sulphur Gasoil	313	Long	6/11/20	9,444,775	(4,253,950)
Natural Gas	751	Long	12/29/20	20,569,890	210,142
NY Harbor ULSD	220	Long	5/29/20	9,402,624	(2,964,147)
Palladium	23	Long	6/26/20	5,301,040	539,542
Platinum	135	Long	7/29/20	4,926,825	(819,113)
RBOB Gasoline	735	Long	5/29/20	20,343,330	(14,018,928)
Robusta Coffee	200	Long	5/22/20	2,372,000	(195,974)
Silver	274	Long	7/29/20	19,441,670	(3,773,608)
Soybean	226	Long	7/14/20	10,051,350	(249,963)
Soybean Meal	156	Long	7/14/20	4,974,840	76,490
Soybean Oil	596	Long	7/14/20	9,783,936	(754,525)
Sugar No. 11	385	Long	6/30/20	4,527,600	(1,281,112)
Wheat	176	Long	7/14/20	4,950,000	299,102
White Sugar	144	Long	4/15/20	2,542,320	(386,615)
WTI Crude Oil	202	Long	5/19/20	4,951,020	(3,187,050)
LME Copper	81	Short	4/9/20	(10,010,081)	1,563,806
LME Copper	86	Short	5/18/20	(10,634,975)	1,581,863
LME Copper	5	Short	6/17/20	(618,844)	63,656

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
LME Lead	129	Short	4/9/20	$(5,609,081)	$254,775
LME Lead	132	Short	5/18/20	(5,751,900)	253,275
LME Lead	11	Short	6/15/20	(479,188)	275
LME Nickel	155	Short	4/9/20	(10,641,990)	1,581,930
LME Nickel	163	Short	5/18/20	(11,212,281)	1,179,468
LME Nickel	9	Short	6/15/20	(619,893)	71,168
LME Primary Aluminum	540	Short	4/9/20	(20,270,250)	2,831,625
LME Primary Aluminum	582	Short	5/18/20	(22,032,338)	3,026,113
LME Primary Aluminum	49	Short	6/17/20	(1,865,063)	191,138
LME Tin	37	Short	4/9/20	(2,714,320)	351,870
LME Tin	38	Short	5/18/20	(2,782,930)	430,480
LME Tin	1	Short	6/15/20	(73,085)	10,430
LME Zinc	214	Short	4/9/20	(10,152,963)	1,695,950
LME Zinc	235	Short	5/18/20	(11,177,188)	443,563
LME Zinc	31	Short	6/15/20	(1,476,181)	72,726

					$(53,289,749)

Abbreviations:

LME	-	London Metal Exchange

RBOB	-	Reformulated Blendstock for Oxygenate Blending

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2020 were $54,366,148 or 19.9% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $18,350,214, which represents 6.7% of the Fund’s consolidated net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$18,055,234	$207,276,370	$(206,972,229)	$(9,795)	$634	$18,350,214	$83,723	18,357,557

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments —
U.S. Treasury Obligations	$—	$257,851,292	$—	$257,851,292
Other	—	18,350,214	—	18,350,214
Total Investments	$—	$276,201,506	$—	$276,201,506
Futures Contracts	$17,245,763	$—	$—	$17,245,763
Total	$17,245,763	$276,201,506	$—	$293,447,269

Liability Description
Futures Contracts	$(70,535,512)	$—	$—	$(70,535,512)
Total	$(70,535,512)	$—	$—	$(70,535,512)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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